Goodwill and Other Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Goodwill and Other Intangible Assets
(6) Goodwill and Other Intangible Assets
The following is a summary of intangible assets at June 30, 2020 and December 31, 2019:

	Estimated	June 30, 2020		December 31, 2019
	Life (Years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable intangible assets:
Customer lists and contracts	7 — 10	$644,330	$551,309	$641,714	$539,405
Non-competition agreements	3 — 15	66,101	64,512	66,014	64,379
Site locations	15	2,399,355	1,550,917	2,384,520	1,509,335
Other	2 — 15	49,974	37,826	49,864	36,749

		$3,159,760	$2,204,564	$3,142,112	$2,149,868
Unamortizable intangible assets:
Goodwill		$2,165,697	$253,536	$2,165,810	$253,536

(6) Goodwill and Other Intangible Assets
The following is a summary of intangible assets at December 31, 2019 and 2018:

	Estimated Life (Years)	2019		2018
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7 — 10	$641,714	$539,405	$610,376	$514,928
Non-competition agreements	3 — 15	66,014	64,379	65,771	64,119
Site locations	15	2,384,520	1,509,335	2,228,767	1,422,794
Other	2 — 15	49,864	36,749	45,992	33,612

		$3,142,112	$2,149,868	$2,950,906	$2,035,453
Unamortizable Intangible Assets:
Goodwill		$2,165,810	$253,536	$2,172,922	$253,536
The changes in the gross carrying amount of goodwill for the years ended December 31, 2019 and 2018 are as follows:

Balance as of December 31, 2017	$1,993,990
Goodwill acquired during the year	182,117
Purchase price adjustments and other	(3,185)
Impairment losses	—

Balance as of December 31, 2018	$2,172,922
Goodwill acquired during the year	29,360
Purchase price adjustments and other	(36,472)
Impairment losses	—

Balance as of December 31, 2019	$2,165,810

Amortization expense for the years ended December 31, 2019, 2018 and 2017 was $113,679, $95,010 and $85,257, respectively. The following is a summary of the estimated amortization expense for future years:

2020	$108,323
2021	104,332
2022	99,480
2023	88,649
2024	84,835
Thereafter	506,625

Total	$992,244

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Goodwill and Other Intangible Assets
(3) Goodwill and Other Intangible Assets
The following is a summary of intangible assets at December 31, 2019 and 2018:

	Estimated Life (Years)	2019		2018
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7—10	$641,714	$539,405	$610,376	$514,928
Non-competition agreement	3—15	66,014	64,379	65,771	64,119
Site locations	15	2,384,520	1,509,335	2,228,767	1,422,794
Other	2—15	49,318	36,671	45,446	33,535

		$3,141,566	$2,149,790	$2,950,360	$2,035,376
Unamortizable Intangible Assets:
Goodwill		$2,154,790	$252,667	$2,161,902	$252,667
The changes in the gross carrying amount of goodwill for the years ended December 31, 2019 and 2018 are as follows:

Balance as of December 31, 2017	$1,982,970
Goodwill acquired during the year	182,117
Purchase price adjustments and other	(3,185)
Impairment losses	—

Balance as of December 31, 2018	$2,161,902
Goodwill acquired during the year	29,360
Purchase price adjustments and other	(36,472)
Impairment losses	—

Balance as of December 31, 2019	$2,154,790